Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, no par value (in Dollars per share)
Common stock, shares issued	50,023,428	47,973,428
Common stock, shares outstanding	50,023,428	47,973,428